July 5, 2016

Via EDGAR Correspondence Filing

Dominic Minore, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RiverNorth Marketplace Lending Corporation (the “Fund”) File Nos. 333-204886, 811-23067

Dear Mr. Minore:

We have received your comments, provided by telephone on June 21 and June 22, 2016, regarding the correspondence submitted by the Fund on June 16, 2016 relating to Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 for the Fund and the Fund’s responses to your comments contained in your letter of May 24, 2016.  In response to your comments, enclosed for your review please find the following documents relating to the Fund:

•	Letter responding to SEC Staff comments to the Registration Statement received June 21 and June 22, 2016;
•	Revised Preliminary Prospectus draft;
•	Revised Preliminary Statement of Additional Information draft;
•	Wrap Pages for the next anticipated Pre-effective Amendment to the Registration Statement; and
•	Exhibits to be included with the next anticipated Pre-effective Amendment to the Registration Statement, including a draft opinion of Chapman and Cutler LLP relating to certain tax matters.

We appreciate your prompt attention to this filing.  If you have any questions or comments or would like to discuss our responses to your questions, please feel free to contact Walt Draney at (312) 845-3273 or the undersigned at (312) 845-3850

Very truly yours,
Chapman and Cutler LLP
By	/s/ E. Roy Kim
E. Roy Kim, Esq.

cc:	Morrison Warren, Esq., Chapman and Cutler LLP;
Walter L. Draney, Esq., Chapman and Cutler LLP
Marcus L. Collins, Esq., RiverNorth Capital Management, LLC